RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized Gains (Losses) Included in OCI (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	$ (13)	$ (26)	$ (83)	$ (47)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(128)	(120)	(421)	(280)
Reclassification adjustments recognized in net income, net	(14)	(19)	5	(19)
IFRS 9 PPAs
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(38)	(19)	(79)	(21)
Unrealized gains (losses) hedging instruments included in other comprehensive income	76	11	(120)	43
Reclassification adjustments recognized in net income, net	2	(3)	2	(11)
Energy derivative contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	10	16	0	18
Unrealized gains (losses) hedging instruments included in other comprehensive income	(6)	16	(28)	(5)
Reclassification adjustments recognized in net income, net	(2)	(12)	20	5
Interest rate swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	11	(4)	11	(2)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(13)	(19)	0	(26)
Reclassification adjustments recognized in net income, net	(14)	(4)	(17)	(13)
Foreign exchange swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(15)	(7)	(27)	(24)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(1)	(1)	0	(1)
Tax equity
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	3	29	2	21
Foreign exchange gain (loss)
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	16	(41)	10	(39)
Unrealized gains (losses) hedging instruments included in other comprehensive income	56	7	(148)	11
Foreign exchange swaps - net investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	$ (184)	$ (127)	$ (273)	$ (291)